VGOF-P3 01/24

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JANUARY 5, 2024

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

OF EACH FUND LISTED IN SCHEDULE A (the “Funds”)

I.

For each Fund listed in Schedule A, the following replaces the last sentence of the second paragraph in the section of each Fund’s Summary Prospectus and Prospectus titled “Principal investment strategies”:

For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

II.	For each Fund listed in Schedule A, the following replaces the fourth paragraph in the section of each Fund’s Summary Prospectus and Prospectus titled “Principal investment strategies”:

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in U.S., foreign and/or emerging markets, may engage in derivative transactions, and may take both long and short positions in securities. The underlying equity funds may include exposure to any market capitalization or investment style, including growth or value strategies. The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The underlying funds may have exposure to non-traditional, alternative investments, including commodities, real estate assets and infrastructure assets, among other types of alternative asset classes. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

III.

For each Fund listed in Schedule A, the following replaces the last sentence of the fifth paragraph in the section of each Fund’s Prospectus titled “More on the funds’ investment strategies, investments and risks- Important information”:

For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

IV.

For each Fund listed in Schedule A, the following replaces the seventh paragraph in the section of each Fund’s Prospectus titled “More on the funds’ investment strategies, investments and risks- Important information”:

The underlying funds have a range of investment styles and focuses. The underlying funds may invest in U.S., foreign and/or emerging markets, may engage in derivative transactions, and may take both long and short positions in securities. The underlying equity funds may include exposure to any market capitalization or investment style, including growth or value strategies. The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The underlying funds may have exposure to non-traditional, alternative investments, including commodities, real estate assets and infrastructure assets, among other types of alternative asset classes. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INVESTMENT TRUST

Franklin Multi-Asset Conservative Growth Fund	May 31, 2023

Franklin Multi-Asset Defensive Growth Fund	May 31, 2023

Franklin Multi-Asset Growth Fund	May 31, 2023

Franklin Multi-Asset Moderate Growth Fund	May 31, 2023

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2023
Franklin Multi-Asset Variable Growth Fund	May 1, 2023
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2023

Please retain this supplement for future reference.

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